LEASE LIABILITIES	12 Months Ended
Dec. 31, 2022
LEASE LIABILITIES

13 LEASE LIABILITIES

Set out below are the carrying amounts of lease liabilities and the movements during the years:

	2021	2022
	S$	S$

At beginning of year	31,122	23,131
Currency realignment	(535)	(1,157)
Interest charged (Note 19)	1,289	896
Payment made	(8,745)	(8,451)
At end of year	23,131	14,419

Presentation on

Consolidated Statements of Financial Positions:

Current	7,813	7,710
Non-current	15,318	6,709
Total	23,131	14,419

The effective interest rate applied to the lease liabilities recognized in the statements of financial positions is 4.73% per annum.

Lease liabilities of the Group are secured over a motor vehicle (Note 7).

Total cash outflow for leases amounts to S$10,652 (2021: S$10,742) (including low-value assets rental).